TRANSFERS OF FINANCIAL ASSETS NOT QUALIFYING FOR DERECOGNITION (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Sale and repurchase agreements
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	£ 1,295	£ 1,346
Carrying amount of associated financial liabilities	1,280	1,372
Securities lending agreements
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	2,160	3,304
Carrying amount of associated financial liabilities	£ 1,857	£ 2,807